RELATED PARTY TRANSACTIONS AND BALANCES - Summary of transactions with related parties (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Related Party Transaction [Line Items]
Services provided by the related parties	¥ 0	¥ 29,117
Amounts due from related parties				¥ 168
Amounts due to related parties	12		$ 2	6,594
Labor outsourcing service expense to Laiguan
Related Party Transaction [Line Items]
Services provided by the related parties	0	16,674
Labor outsourcing service expense to Qingji
Related Party Transaction [Line Items]
Services provided by the related parties	0	¥ 12,443
Shanghai Laiguan Property Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	0			882
Shanghai Youzhen Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties				125
Shanghai Qingji Property Management Co., Ltd. ("Qingji")
Related Party Transaction [Line Items]
Amounts due to related parties	0			1,539
Others
Related Party Transaction [Line Items]
Amounts due from related parties				43
Amounts due to related parties	12			17
Shanghai Yijia Property Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 0			¥ 4,156